Schedule of Investments
September 30, 2025 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)		Fair Value ($)(1)

Common Stocks - 93.38%

Bottled & Canned Soft Drinks & Carbonated Waters - 2.32%
Celsius Holdings, Inc. (2)	12,457		716,153

Calculating & Accounting Machines - 5.46%
NCR Atleos Corp. (2)	42,917		1,687,067

Canned, Fruits, Veg, Preserves, Jams & Jellies - 4.97%
The J.M. Smucker Co.	14,139		1,535,495

Electric Service - 14.66%
NRG Energy, Inc.	17,806		2,883,682
Vistra Corp.	8,426		1,650,822

			4,534,504

Functions Related To Depository Banking - 3.57%
Euronet Worldwide, Inc. (2)	12,580		1,104,650

Hotels, Rooming Houses, Camps & Other Lodging Places - 4.37%
Civeo Corp. (2)	58,718		1,350,514

Malt Beverages - 7.95%
Boston Beer Co, Inc. (2)	6,789		1,435,330
Molson Coors Beverage Co., Class B	22,604		1,022,831

			2,458,161

Miscellaneous Electrical Machinery, Equipment & Supplies - 4.67%
Spectrum Brands Holdings, Inc. (2)	27,500		1,444,575

Motor Vehicle Parts & Accessor - 5.11%
Garrett Motion, Inc.	115,927		1,578,926

Perfumes, Cosmetics & Other - 4.21%
Edgewell Personal Care Co.	64,000		1,303,040

Retail-Eating & Drinking Places - 4.32%
Starbucks Corp.	15,782		1,335,157

Services-Business Services - 3.97%
PayPal Holdings, Inc. (2)	18,306		1,227,600

Services-Prepackaged Software - 4.46%
Opera Ltd. (Norway)	66,865		1,380,094

Sugar & Confectionery Products - 5.35%
Hershey Co.	8,842		1,653,896

Transportation Services - 5.98%
Expedia Group, Inc.	8,649		1,848,724

Video Game Equipment - 6.07%
Nintendo Co., Ltd. (2)	88,004		1,878,005

Wholesale-Groceries, General Line - 5.95%
United Natural Foods, Inc. (2)	48,920		1,840,370

Total Common Stock	(Cost $ 22,231,205)		28,876,932

Real Estate Investment Trusts - 2.85%

Net Lease Office Properties	29,668		879,953

Total Real Estate Investment Trusts	(Cost $ 755,866)		879,953

Cash Equivalants - 3.73%

Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - 3.99% (3)	1,152,928		1,152,928

Total Money Market Registered Investment Companies	(Cost $ 1,152,928)		1,152,928

Total Investments - 99.97%	(Cost $ 24,181,232)		30,909,813

Other Assets Less Liabilities - 0.08%			24,983

Total Net Assets - 100.00%			30,923,239

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in		Other Financial
Valuation Inputs	Securities		Instruments
Level 1 - Quoted Prices	$30,909,813		$-
Level 2 - Other Significant Observable Inputs			-
Level 3 - Significant Unobservable Inputs	-		-
Total	$30,909,813	$

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at September 30, 2025
ADR - American Depositary Receipt.